Equity and Distributions (Details Textual) (USD $)	1 Months Ended		3 Months Ended					12 Months Ended
	Dec. 12, 2012	Dec. 14, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Dec. 22, 2011
Distribution Made to Limited Partner [Line Items]
Revolving Credit Facility Repayments								$ 121,819,000	$ 244,399,000	$ 79,506,000
Distribution per Unit			$ 0.5075	$ 0.4950	$ 0.4800	$ 0.4800	$ 0.0929
Common unit holders, pro rata percentage			99.90%
Cash distribution percentage for general partners			0.10%
Equity and Distributions (Textual) [Abstract]
Number of common units issued in public offering	10,500,000	9,000,000
Public offering price per common unit	$ 17.00	$ 19.00
Net cash proceeds from initial public offering	170,000,000	146,500,000						194,134,000	157,119,000
Additional common units granted to underwriters											1,475,000
Addition of net proceeds								24,100,000
Number of over-allotment common units issued by Partnership												600,000
Net cash proceeds from over-allotment option									10,700,000
Cash distribution adjustment period							18 days
Percentage of general partner								0.10%
Additional increasing percentages								25.00%
Incentive Distribution of common unit per quarter								0.54625
Minimum Quarterly Distribution amount per common unit								0.4750
Days required in partnership agreement									45 days
Common units, Minimum quarterly distribution			0					0
Annualized Minimum Quarterly Distribution Amount								2.3750
Annualized Minimum Quarterly Distribution Percentage								125.00%
Percentage of General Partner incentive when no subordinated units outstanding								25.00%
Percentage of General Partner interest to get incentive								0.10%
Capital contributions of noncontrolling shareholder										1,206,000
General partner, units outstanding			34,317				22,044	34,317	22,044
Percentage of Subordinated units, minimum quarterly distribution								125.00%
Total Quarterly Distributions Thereafter, per unit								0.59375
Number of common unit for each outstanding subordinated unit								1
Fourth Quarter 2011 Prorated [Member]
Distribution Made to Limited Partner [Line Items]
Distribution per Unit							$ 0.0929
Fourth Quarter 2011 [Member]
Distribution Made to Limited Partner [Line Items]
Distribution per Unit							$ 0.4750
Predecessor [Member]
Distribution Made to Limited Partner [Line Items]
Revolving Credit Facility Repayments		198,300,000
Memorial Resource [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of economic interest in incentive distribution rights			50.00%					50.00%
Collective percentage of cash distributions and common units received			50.00%					50.00%
Subordinated units [Member]
Distribution Made to Limited Partner [Line Items]
Equity outstanding			5,360,912				5,360,912	5,360,912	5,360,912
Subordinated units [Member] | Memorial Resource [Member]
Distribution Made to Limited Partner [Line Items]
Partnership Ownership Percentage			100.00%					100.00%
Common units [Member]
Distribution Made to Limited Partner [Line Items]
Equity outstanding			28,921,903				16,661,294	28,921,903	16,661,294
Common units [Member] | Memorial Resource [Member]
Distribution Made to Limited Partner [Line Items]
Partnership Ownership Percentage			24.40%					24.40%
General partner [Member]
Distribution Made to Limited Partner [Line Items]
Partnership Ownership Percentage			0.10%					0.10%
Common unit holders, pro rata percentage				99.90%	99.90%	99.90%
Cash distribution percentage for general partners				0.10%	0.10%	0.10%
General partner [Member] | Common units [Member]
Distribution Made to Limited Partner [Line Items]
Partnership Ownership Percentage			80.00%					80.00%
Senior secured revolving credit facility [Member]
Distribution Made to Limited Partner [Line Items]
Revolving Credit Facility Repayments									$ 10,000,000